Other information - Schedule of Supplemental Cash Flow Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Supplemental Cash Flow Information [Line Items]
Interest paid on debt	$ 91,450,000	$ 59,999,000	$ 64,123,000
Interest received	1,211,000	1,265,000	634,000
Undrawn credit facility fee paid	3,512,000	1,656,000	900,000
Non-cash transactions:
Long-term debt for vessels under construction	161,420,000	54,080,000	71,400,000
Dividend reinvestment	64,697,000	31,961,000	7,168,000
Loan repayment for vessels under construction	29,680,000	6,560,000
Vessel reallocation (note 4)	11,533,000
Fair value of financial instruments	50,278,000
Capital contribution through loans to affiliate	15,000,000
Other long-term liabilities for vessels under construction			84,787,000
Acquisition of the Manager for shares, excluding cash received			82,607,000
Proceeds on sale of vessel			52,104,000
Arrangement and Transaction Fees [Member]
Non-cash transactions:
Arrangement and transaction fees (note 14)	6,753,000	3,342,000	1,141,000
Series A Preferred Shares [Member]
Non-cash transactions:
Dividends on Series A preferred shares	$ 3,395,000	$ 38,390,000	$ 34,195,000